Schedule of Investments (unaudited) April 30, 2019	BlackRock Real Estate Securities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.9%

Health Care — 10.7%
CareTrust REIT, Inc.	41,333	$1,002,325
Omega Healthcare Investors, Inc.	23,986	848,865
Ventas, Inc.	25,983	1,587,821
Welltower, Inc.	17,983	1,340,273

		4,779,284

Industrial — 10.5%
Prologis, Inc.	43,383	3,326,175
Rexford Industrial Realty, Inc.	35,495	1,344,906

		4,671,081

Lodging — 6.0%
Hilton Worldwide Holdings, Inc.	5,055	439,734
Host Hotels & Resorts, Inc.	93,586	1,800,595
Marriott International, Inc., Class A	3,279	447,321

		2,687,650

Office — 15.1%
Alexandria Real Estate Equities, Inc.	14,278	2,033,044
Boston Properties, Inc.	17,946	2,469,728
Douglas Emmett, Inc.	9,043	372,481
Highwoods Properties, Inc.	18,159	809,528
Hudson Pacific Properties, Inc.	17,030	593,666
SL Green Realty Corp.	5,279	466,347

		6,744,794

Residential — 19.5%
American Homes 4 Rent, Class A	21,865	524,323
AvalonBay Communities, Inc.	13,400	2,692,462
Equity Residential	25,260	1,930,369
Invitation Homes, Inc.	21,586	536,628
Sun Communities, Inc.	11,891	1,463,544
UDR, Inc.	34,317	1,542,549

		8,689,875

Retail — 13.6%
Federal Realty Investment Trust	8,772	1,174,132
Regency Centers Corp.	22,783	1,530,334
Simon Property Group, Inc.	19,324	3,356,579

		6,061,045

Security	Shares	Value

Self Storage — 5.1%
Extra Space Storage, Inc.	19,791	$2,052,129
Public Storage	984	217,641

		2,269,770

Specialty — 6.5%
CyrusOne, Inc.	19,928	1,109,790
Digital Realty Trust, Inc.	3,169	373,023
Equinix, Inc.	2,904	1,320,449
GDS Holdings Ltd. — ADR (a)	2,085	81,586

		2,884,848

Tower — 0.5%
Crown Castle International Corp.	1,973	248,164

Triple Net Lease — 11.4%
EPR Properties	14,581	1,149,858
Spirit Realty Capital, Inc.	31,522	1,275,380
STAG Industrial, Inc.	16,178	465,603
VEREIT, Inc.	123,880	1,023,249
VICI Properties, Inc.	50,380	1,148,664

		5,062,754

Total Long-Term Investments — 98.9% (Cost: $38,817,584)		44,099,265

Short-Term Securities — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (b)(c)	842,571	842,571

Total Short-Term Securities — 1.9% (Cost: $842,571)		842,571

Total Investments — 100.8% (Cost: $39,660,155)		44,941,836

Liabilities in Excess of Other Assets — (0.8)%		(368,101)

Net Assets — 100.0%		$44,573,735

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 01/31/19	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,618,476	(775,905)	842,571	$842,571	$5,454	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Real Estate Securities Fund

Portfolio Abbreviations

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$44,099,265	$—	$—	$44,099,265
Short-Term Securities	842,571	—	—	842,571

	$44,941,836	$—	$—	$44,941,836

(a)	See above Schedule of Investments for values in each industry.

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